FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 995	$ 1,031
Cash flow hedges | Financial assets at fair value through other comprehensive income, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	0	5	$ 5
Derivative financial assets	$ 30	$ 27